Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of Property Plant and Equipment

	Land	Production facilities	Leasehold improvements	Equipment	Construction in progress (“CIP”)	Total
Cost
Balance at December 31, 2021	12,388	153,332	3,899	32,777	6,103	208,499
Acquisitions (note 5(a), note 5(b))	130	4,528	64,059	44,263	2,369	115,349
Additions	57	256	3,465	5,907	982	10,667
Dispositions	(611)	(3,882)	(609)	(4,025)	—	(9,127)
Balance at December 31, 2022	11,964	154,234	70,814	78,922	9,454	325,388
Acquisitions (note 5(c), note 5(d))	8,661	24,330	3,660	17,518	—	54,169
Additions	—	—	2,739	5,609	102	8,450
Transfers from CIP	—	882	—	—	(882)	—
Dispositions	—	38	(314)	(2,885)	—	(3,161)
Balance at December 31, 2023	20,625	179,484	76,899	99,164	8,674	384,846

Accumulated depreciation and impairment
Balance at December 31, 2021	—	131,867	411	13,928	5,821	152,027
Depreciation	—	1,464	7,131	11,278	—	19,873
Impairment	—	—	7,794	7,415	—	15,209
Dispositions	—	(1,324)	(610)	(3,196)	—	(5,130)
Balance at December 31, 2022	—	132,007	15,369	28,782	5,821	181,979
Depreciation	—	2,526	11,675	15,796	—	29,997
Impairment	—	10,825	1,697	8,924	—	21,446
Dispositions	—	62	(293)	(1,261)	—	(1,492)
Balance at December 31, 2023	—	145,420	28,448	52,241	5,821	231,930

Net book value
Balance at December 31, 2022	11,964	22,227	55,445	50,140	3,633	143,409
Balance at December 31, 2023	20,625	34,064	48,451	46,923	2,853	152,916